Shareholder Fees - Allspring Alternative Risk Premia Fund - R6 and Institutional Class - Alternative Risk Premia Fund - Institutional	Jun. 30, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%